Condensed Statements of Operations - USD ($)		3 Months Ended	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Formation and General and administrative expenses			$ 59,311
General and administrative expenses	$ 25,822	$ 94,404
Administrative expenses—related party		20,000
Loss from operations	(25,822)	(114,404)
Other income (expenses):
Change in fair value of derivative warrant liabilities		390,000
Income from investments held in Trust Account		32,549
Offering costs associated with derivative warrant liabilities		(563,980)
Total other income (expenses)		(141,431)
Net loss	(25,822)	(255,835)	$ (59,311)
Common Class A [Member]
Other income (expenses):
Net loss		$ (113,514)
Weighted average shares outstanding		7,155,556
Basic and diluted net loss per share		$ (0.02)
Common Class B [Member]
Other income (expenses):
Net loss	$ (25,822)	$ (142,321)
Weighted average shares outstanding	659,341	8,971,428	8,571,428 [1]
Basic and diluted net loss per share	$ (0.04)	$ (0.02)	$ (0.01)

[1]	This number includes up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.